Consolidated Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Net Sales	$ 1,960,688	$ 4,565,652	$ 1,294,861
Cost of Goods Sold, includes depreciation and amortization of $506,159 $66,405 and $141,575, respectively, and federal excise taxes of $406,255, $194,003, and $132,294, respectively	1,667,614	4,795,346	1,303,586
Gross Margin	293,074	(229,694)	(8,725)
Operating Expenses
Selling and marketing	585,294	1,414,399	759,053
Corporate general and administrative	589,983	3,385,096	2,154,498
Employee salaries and related expenses	914,258	3,855,167	1,046,667
Depreciation and amortization expense	5,853	96,302	7,285
Total operating expenses	2,095,388	8,750,964	3,967,503
Loss from Operations	(1,802,314)	(8,980,658)	(3,976,228)
Other Income/(Expenses)
Loss on purchase		(2,118,154)
Loss on vendor notes receivable foreclosure			(1,279,921)
Interest expense	5,086	(610,600)	(532,752)
(Loss) before Income Taxes	(1,797,228)	(11,709,412)	(5,788,901)
Provision for Income Taxes
Net (Loss)	$ (1,797,228)	$ (11,709,412)	$ (5,788,901)
Basic and fully diluted:
Weighted average number of shares outstanding	26,045,890	33,601,569	19,279,601
(Loss) per share	$ (0.07)	$ (0.35)	$ (0.30)
Ammunition Sales [Member]
Net Sales	$ 1,960,688	$ 3,985,574	$ 1,294,861
Casing Sales [Member]
Net Sales		$ 580,078